CURRENT AND LONG-TERM RECEIVABLES - Schedule of Allowance for Credit Losses (Paranthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Receivables [Abstract]
Reclassification from allowance for credit losses on accounts receivable current to allowance for credit losses on accounts receivable non current	$ 73